LEASE LIABILITIES (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 79,509	$ 71,032
2021	155,685	73,954
2022	161,882	76,970
2023	168,277	80,083
2024	116,736	55,132
Operating Leases, Future Minimum Payments Due	$ 682,089	$ 357,171